Inventories (Tables)	12 Months Ended
Mar. 31, 2021
Inventory Disclosure [Abstract]
Schedule of Inventories
	As of March 31,	As of March 31,
	2021	2020
Raw materials	$1,422,941	$1,647,667
Work in process	34,717	-
Finished goods	327,721	381,739
Total	$1,785,379	$2,029,406